Cohen & Steers Active Commodities Strategy Fund, Inc.

280 Park Avenue

New York, NY 10017

October 6, 2014

VIA EDGARLINK

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re: Cohen & Steers Active Commodities Strategy Fund, Inc. (File Nos. 333-193955; 811-22938)

Ladies and Gentlemen:

On behalf of Cohen & Steers Active Commodities Strategy Fund, Inc. (the “Corporation”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that (a) the form of prospectuses and Statement of Additional Information dated September 30, 2014 being used in connection with the offering of shares of the Corporation do not differ from those contained in Post-Effective Amendment No. 4 to the Corporation’s Registration Statement, and (b) that Post-Effective Amendment No. 4 was filed electronically with the Securities and Exchange Commission (Accession No. 0001193125-14-358739) on September 30, 2014.

If you should have any questions or comments regarding the forgoing, please call the undersigned at (212) 796-9347.

Sincerely,

/s/ Dana Devivo
Dana Devivo